RECLAMATION AND REMEDIATION PROVISION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Change in estimates		$ (888)	$ 24
GMC and Topia operations [Member]
Increase (decrease) through change in discount rate, reclamation and remediation provision		370
Coricancha Mining Complex [Member]
Increase (decrease) through change in discount rate, reclamation and remediation provision	$ 1,666	$ 1,159